Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment

Note 11—Property, Plant and Equipment

	Plant and Machinery	Other Equipment	Leasehold Improve- ments	Right-of-Use Assets	Total
	(EUR’000)
Cost
January 1, 2021	14,622	5,175	8,535	99,566	127,898
Additions	2,810	3,386	8,780	10,812	25,788
Disposals	(772)	(10)	—	(1,040)	(1,822)
Foreign exchange translation	286	271	752	6,797	8,106
December 31, 2021	16,946	8,822	18,067	116,135	159,970
Additions	7,787	2,487	1,284	3,245	14,803
Disposals	(32)	(395)	—	(5,480)	(5,907)
Foreign exchange translation	243	289	779	5,566	6,877
December 31, 2022	24,944	11,203	20,130	119,466	175,743
Accumulated depreciation
January 1, 2021	(4,781)	(2,287)	(1,134)	(11,584)	(19,786)
Depreciation charge	(1,499)	(1,200)	(1,284)	(10,963)	(14,946)
Disposals	772	10	—	1,040	1,822
Foreign exchange translation	(19)	(70)	(70)	(852)	(1,011)
December 31, 2021	(5,527)	(3,547)	(2,488)	(22,359)	(33,921)
Depreciation charge	(2,039)	(1,793)	(1,942)	(11,740)	(17,514)
Disposals	25	380	—	5,480	5,885
Foreign exchange translation	(43)	(63)	(67)	(925)	(1,098)
December 31, 2022	(7,584)	(5,023)	(4,497)	(29,544)	(46,648)
Carrying amount
December 31, 2021	11,419	5,275	15,579	93,776	126,049
December 31, 2022	17,360	6,180	15,633	89,922	129,095

Depreciation charges are specified below:

	2022	2021	2020
	(EUR’000)
Depreciation charges
Cost of sales	1,245	252	—
Research and development costs	10,892	10,102	7,311
Selling, general and administrative expenses	5,377	4,592	2,137
Total depreciation charges	17,514	14,946	9,448